VOYA LETTERHEAD

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@voya.com

December 16, 2014

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Security Life of Denver Insurance Company
Security Life Separate Account L1
Prospectus Title: Voya SVUL-CV
File Nos.:  333-153338 and 811-08292
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Supplement to the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 12, 2014.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company